Derivatives and fair value measurements - Income Statement Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Cost of revenue - third parties	$ 5,621,408	$ 6,496,327	$ 6,284,179
Interest and finance costs	(28,073)	(31,192)	(27,864)
Total	(2,673)	(10,927)	(49)
Fuel pricing contracts
Derivative [Line Items]
Cost of revenue - third parties	(2,693)	(10,596)	375
Interest rate contracts
Derivative [Line Items]
Interest and finance costs	$ 20	$ (331)	$ (424)